Financial guarantee liabilities and financial guarantee assets (Tables)	12 Months Ended
Dec. 31, 2024
Financial guarantee liabilities and financial guarantee assets
Schedule of guarantee liability movement activities

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	13,736	6,914	43
Fair value of financial guarantee liabilities upon the inception of new loans	2,840	—	—
Release of financial guarantee liabilities upon repayment	(9,662)	(6,871)	(43)
Balance at the end of the year	6,914	43	—

Schedule of guarantee assets movement activities

	As of December 31,
	2023	2024
	RMB	RMB
Short-term:
Short-term financial guarantee assets receivable	43	—
Allowance for credit losses	—	—
Short-term financial guarantee assets receivable, net	43	—

Schedule of movement of the allowance for credit losses

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	605	434	—
Reversal	(171)	(434)	—
Balance at end of the year	434	—	—